Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Impact of Athene Transaction
The following table summarizes the impact of the Athene Reinsurance Transaction on the Consolidated Income Statements (in millions):

December 31, 2020
Contractual ceding commission	$1,202
Cost of reinsurance write-off (1)	(2,520)
DAC and DSI write-off	(764)
Total pretax loss on Athene Reinsurance Transaction	$(2,082)
(1) Cost of reinsurance reflects the net impact of the fair value of assets of $30.1 billion and ceded reserves of $27.6 billion.

Assets and Liabilities Held in Support of Reserves Associated with Funds Withheld Reinsurance Agreements
The following assets and liabilities were held in support of reserves associated with the Company’s funds withheld reinsurance agreements and were reported in the respective financial statement line items in the Consolidated Balance Sheets (in millions):

	December 31,
	2022	2021
Assets
Debt securities, available-for-sale	$13,622	$19,094
Debt securities, at fair value under the fair value option	159	164
Equity securities	77	116
Mortgage loans	4,127	4,739
Mortgage loans, at fair value under the fair value option	582	—
Policy loans	3,435	3,483
Freestanding derivative instruments, net	78	37
Other invested assets	793	715
Cash and cash equivalents	260	438
Accrued investment income	166	162
Other assets and liabilities, net	(73)	(56)
Total assets (1)	$23,226	$28,892

Liabilities
Funds held under reinsurance treaties (2)	$22,957	$29,007
Total liabilities	$22,957	$29,007
(1)     Certain assets are reported at amortized cost while the fair value of those assets is reported in the embedded derivative in the funds withheld liability.
(2)     Includes funds withheld embedded derivative asset (liability) of $3,158 million and $(120) million at December 31, 2022 and 2021, respectively.

Sources of Income Related to Funds Withheld Under Reinsurance Treaties
The sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Debt securities (1)	$1,108	$1,063	$1,579
Equity securities	(25)	8	(4)
Mortgage loans	284	319	365
Policy loans	70	73	79
Limited partnerships	74	559	105
Other investment income	44	14	14
Total investment income excluding funds withheld assets	1,555	2,036	2,138

Net investment income on funds withheld assets (see Note 8)	1,254	1,188	792

Investment expenses	(89)	(84)	(94)
Net investment income	$2,720	$3,140	$2,836
(1) Includes unrealized gains and losses on securities for which the Company elected the fair value option.
The sources of income related to funds withheld under reinsurance treaties reported in net investment income in the Consolidated Income Statements were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Debt securities (1)	$680	$762	$490
Equity securities	(34)	5	2
Mortgage loans (2)	231	179	51
Policy loans	312	314	315
Limited partnerships	149	35	—
Other investment income	1	—	—
Total investment income on funds withheld assets	1,339	1,295	858
Other investment expenses on funds withheld assets (3)	(85)	(107)	(66)
Total net investment income on funds withheld reinsurance treaties	$1,254	$1,188	$792

(1) Includes $(10) million, $(3) million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively, related to the change in fair value for securities carried under the fair value option.
(2) Includes $(7) million for the year ended December 31, 2022, and nil for the years ended December 31, 2021 and 2020 respectively, related to the change in fair value for mortgage loans carried under the fair value option.
(3)    Includes management fees.

Gains And Losses On Funds Withheld Reinsurance Treaties
The gains and losses on funds withheld reinsurance treaties as a component of net gains (losses) on derivatives and investments in the Consolidated Income Statements were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Available-for-sale securities
Realized gains on sale	$43	$536	$2,074
Realized losses on sale	(54)	(52)	(12)
Credit loss expense	(26)	(1)	—
Gross impairments	—	—	(2)
Credit loss expense on mortgage loans	15	23	(47)
Other	(62)	(29)	4
Net gains (losses) on non-derivative investments	(84)	477	2,017
Net gains (losses) on derivative instruments	93	58	(228)
Net gains (losses) on funds withheld payable under reinsurance treaties (1)	2,177	(556)	(1,349)
Total net gains (losses) on derivatives and investments	$2,186	$(21)	$440

(1) Includes the Athene Embedded Derivative gain (loss) of $3,278 million, $707 million and $(827) million for the years ended December 31, 2022, 2021 and 2020, respectively.

Components of Reinsurance Recoverable, and Premiums and Benefits
The effect of reinsurance on premiums and benefits was as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Premiums
Direct	$360	$407	$336
Assumed	40	42	47
Ceded	(291)	(327)	(226)
Total premium	$109	$122	$157

Benefits
Direct	$1,661	$1,454	$1,568
Assumed	866	876	749
Ceded	(920)	(861)	(663)
Change in reserves, net of reinsurance	656	(520)	(341)
Total benefits	$2,263	$949	$1,313
Components of the Company’s reinsurance recoverable were as follows (in millions):

	December 31,
	2022	2021
Reserves:
Life	$5,655	$5,845
Accident and health	523	547
Guaranteed minimum income benefits	170	262
Other annuity benefits (1)	22,495	25,633
Claims liability and other	827	882
Total	$29,670	$33,169
(1) Other annuity benefits primarily attributable to fixed and fixed index annuities reinsured with Athene.